Reverse Recapitalization and Sonnet Acquisition - Summary of Cost of Acquisition and Allocation to Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		3 Months Ended
	Jul. 11, 2025	Mar. 31, 2026
Cost of the Acquisition
Fair value of common stock issued		$ 1,470
Common Stock [Member]
Cost of the Acquisition
Fair value of common stock issued		$ 3
Sonnet BioTherapeutics Holdings, Inc. [Member]
Assets Acquired and Liabilities Assumed
Cash	$ 10,347
Assembled workforce	800
In-process research and development	35,605
Other assets	1,788
Accounts payable	(2,707)
Accrued expenses and other current liabilities	(999)
Total net assets acquired	44,834
Cost of the Acquisition
Fair value of common stock issued	17,800
Total consideration paid to Sonnet	35,510
Transaction costs	9,324
Total cost of the acquisition	44,834
Sonnet BioTherapeutics Holdings, Inc. [Member] | Common Stock [Member]
Cost of the Acquisition
Fair value of common stock issued	17,771
Sonnet BioTherapeutics Holdings, Inc. [Member] | Warrant [Member]
Cost of the Acquisition
Fair value of common stock issued	12,478
Cash to settle outstanding Sonnet warrants	$ 5,261